GENERAL (Details)	Dec. 31, 2014 drilling_rigs tankers carriers vessel
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of very large crude oil carriers owned	12
Number of Suezmax crude oil carriers owned	7
Number of Supramax drybulk carriers owned	5
Number of Handysize drybulk carriers owned	7
Number of Kamsarmax drybulk carriers owned	2
Number of container vessels owned	20
Number of car carriers	2
Number of jack-up drilling rigs owned	2
Number of ultra-deepwater drilling units owned by wholly-owned subsidiaries accounted for using the equity method	2
Number of jack-up drilling rigs owned by wholly-owned subsidiaries account for using the equity method	1
Number of offshore supply vessels owned	6
Number of chemical tankers owned	2
Number of wholly-owned subsidiaries that have chartered-in vessels on a long-term bareboat basis	3
Number of container vessels contracted to be acquired	2